Distribution of Profit	12 Months Ended
Dec. 31, 2022
Distribution of Profit [Abstract]
DISTRIBUTION OF PROFIT
17	DISTRIBUTION OF PROFIT

(a)	Distribution of profits

According to the resolutions of the board of director of First High-School HK on November 27, 2018, the dividends declared to the then shareholder were RMB80,614. Dividends of RMB27,880 were paid in November 2018 and unpaid dividends of RMB52,734 were recorded in amounts due to related parties as of December 31, 2018 and 2019, respectively. The Group further paid out RMB42,300 in December 2020 with a remaining balance of RMB10,434 unpaid (“Unpaid 2018 Dividend”) which was subsequently paid in March 2021.

According to the resolutions of the board of director of First High-School HK on December 25, 2020, the dividends declared to the then shareholder were US$24,163 (approximately RMB157,663). Dividends of US$24,163 were paid in March 2021.

(b)	Distribution to the Parent

On December 9, 2020, the Parent entered into a Share Repurchase Agreement with its shareholder, Longwater Topco B.V. (“Longwater”), pursuant to which the Parent agreed to repurchase 718,239 of its shares from Longwater at a cash consideration of US$15,300, of which RMB89,083 (approximate US$13,713) was paid by the Group on the Parent’s behalf. The Group made the payment in December 2020 and has accounted for such payment as a distribution to the Parent within equity.

On January, 2021, the Parent entered into several agreements with the Group, pursuant to which the Group agreed to make distribution to the Parent of RMB18,424, to offset historical aggregated amounts due from the Parent. The distribution was made not in cash, but as offsets in January 2021 and was accounted for a distribution to the Parent within equity.

On June, 2021, the Group acquired all of the equity interests in Kunming Chenggong Times Giant Tutorial School Co., Ltd., Wenshan Century Times Giant Training School Co., Ltd., and Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd. (collectively known as “Yunnan Times Giant”), the acquisition was made to a related party of the Company (same control in nature), therefore the amount of RMB32,989 is recorded as net income of the same controlled entity.

(c)	Reserves

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and consolidated VIEs in the PRC must take appropriations from after-tax profit to non-distributive funds.

These reserves include general reserve and the development reserve.

The general reserve requires annual appropriation 10% of after-tax profits as determined under PRC GAAP at each year-end until the balance reaches 50% of the PRC Company’s registered capital. The other reserve is set aside at the company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve as of December 31, 2021 and 2022 were RMB5,095 and RMB5,491 respectively.

Each of the schools is required to appropriate 25%, if any, of its after-tax profits as determined under PRC GAAP to a non-distributable education development reserve for the construction or maintenance of the school or procurement or upgrading of educational equipment. In accordance with the 2004 Implementing Rules, this reserve can only be used for school construction, maintenance and upgrade of education equipment. The development reserve is restricted net assets of the schools which are un-distributable to the Company in the form of dividends or loans. The education development reserve as of December 31, 2021 and 2022 were RMB43,965 and RMB48,875, respectively.

(d)	Declared dividends

Pursuant to a board meeting dated December 25, 2020, the Company declared a dividend of US$24,163 (approximately RMB157,663) to the shareholders of the Company upon the consummation of the Corporate Restructuring described in Note 22. Such dividend was paid in full in March 2021.

Pursuant to a board meeting dated September 30, 2022, the Company declared a dividend of US$1,240 (approximately RMB8,564) to the shareholders in Note 22. As December 31, 2022, RMB6,432 has been paid. The remaining dividend will be paid in October 2023.